Share-based payment plans (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangements [Abstract]
Disclosure of share option activity
The following table summarises our share option activity for the periods presented:

	2024		2023		2022
	Shares	Average exercise price	Shares	Average exercise price	Shares	Average exercise price
	thousands	US$	thousands	US$	thousands	US$
Outstanding at beginning of year	920	37.42	2,272	35.30	2,758	34.19
Granted	—	—	—	—	—	—
Exercised	(895)	37.39	(1,352)	33.86	(484)	29.00
Forfeited, expired or cancelled	(1)	—	—	—	(2)	23.21
Outstanding at end of year	24	39.00	920	37.42	2,272	35.30
Options exercisable at end of year	24	39.00	920	37.42	2,272	35.30

Disclosure of range of exercise prices of outstanding share options
The following table summarises the weighted average remaining life of options outstanding for the periods presented:

	2024		2023		2022
Range of exercise prices	Options outstanding	Weighted average remaining life	Options outstanding	Weighted average remaining life	Options outstanding	Weighted average remaining life
US$	thousands	years	thousands	years	thousands	years
25.01 to 40.00	24	0.85	920	1.60	2,272	2.20
Total	24	0.85	920	1.60	2,272	2.20

Disclosure of weighted average grant-date fair value of units granted
The following table summarises the weighted average grant date fair values per unit:

Restricted stock units and performance share units	2024	2023
Grant date fair value – service conditions (US$)	67.60	59.21
Grant date fair value – service and performance conditions (US$)	67.77	59.23